UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22744
A
merican Funds Corporate Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class A
| BFCAX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypoth
e
tical $
10,000
in
v
e
st
m
e
n
t
)
Share class	Costs of a $10 ,000 i nve stm e nt	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%
Management's discussion of fund performance
The fund’s Class A shares gained 5.01% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	1.02%	(0.78) %	2.09%
American Funds Corporate Bond Fund — Class A (without sales charge) *	5.01%	(0.01) %	2.48%
Bloomberg U.S. Aggregate Index †	5.13%	0.17%	1.70%
Bloomberg U.S. Corporate Investment Grade Index †	6.09%	0.63%	2.81%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by s
ect
or
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class C
| BFCCX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 inv
est
m
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%
Management's discussion of fund performance
The fund’s Class C shares gained 4.24% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	3.24%	(0.74) %	1.53%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	4.24%	(0.74) %	1.53%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class T
| TFBBX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(b
ase
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.43%
Management's discussion of fund performance
The fund’s Class T shares gained 5.28% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	2.65%	(0.24) %	2.49%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	5.28%	0.27%	2.77%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.84%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.82%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-1
| BFCFX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.69%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.01% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	5.01%	0.00%	2.13%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-2
| BFCGX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund

(the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.28% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	5.28%	0.26%	2.41%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional inform
ati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-3
| CFBFX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.40% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	5.40%	0.38%	2.96%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.90%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.90%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net as se ts (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-A
| COBAX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.71%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.99% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	1.32%	(0.73) %	1.74%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	4.99%	(0.02) %	2.11%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additio
nal i
nformation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-C
| COBCX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.48%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.19% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	3.19%	(0.78) %	1.72%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	4.19%	(0.78) %	1.72%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional info
rmati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-E
| COBEX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.91%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.78% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	4.78%	(0.22) %	1.92%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-T
| TABBX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.22% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	2.59%	(0.30) %	2.43%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	5.22%	0.21%	2.71%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.84%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.82%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-1
| COBFX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.22% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	5.22%	0.20%	2.35%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-2
| FFBBX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.30% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	5.30%	0.27%	0.10%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	(0.06) %
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	0.61%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-3
| FBCDX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.36% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	5.36%	0.33%	0.15%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	(0.06) %
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	0.61%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-1
| RCBAX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10
,00
0 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.26% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings
in
consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments
in
banking and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	4.26%	(0.71) %	1.52%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2
| RCBBX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.40%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.27% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund,
holdings
in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	4.27%	(0.70) %	1.47%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2E
| RCBGX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vestme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.11%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.57% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer
non
-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	4.57%	(0.42) %	1.81%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-3
| RCBCX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10, 000 invest ment
Class R-3	$ 97	0.95%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.74% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking and
energy
-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	4.74%	(0.26) %	1.89%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-4
| RCBDX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,00 0 invest ment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.04% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund,
holdings
in consumer non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	5.04%	0.04%	2.18%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5E
| RCBHX
for the year ended May 31, 2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical $10,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a per centag e of a $10,000 investment
Class R-5E	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.23% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	5.23%	0.23%	2.39%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5
| RCBEX
for the year ended May 31,
2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 46	0.45%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.26% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in
consumer
non-cyclical and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in
banking
and energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	5.26%	0.31%	2.45%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since June 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
The total annual
operating
expense ratio for Class R-5 shares increased from 0.37% to 0.45% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-032-0726 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-6
| RCBFX
for the year ended May 31,
2026
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.40% for the year ended May 31, 2026. That result compares with a 6.09% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in consumer non-
cyclical
and Treasuries sectors were particularly additive to results, relative to the benchmark, the Bloomberg U.S. Corporate Investment Grade Index. Similarly, holdings in electric utilities and insurance contributed to relative returns.
Conversely, investments in banking
and
energy-related bonds weighed on results, relative to the index. To a lesser degree, holdings in technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning lagged the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	5.40%	0.38%	2.50%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	1.48%
Bloomberg U.S. Corporate Investment Grade Index 3	6.09%	0.63%	2.47%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,938
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	226%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-032-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2026	102,000	None	11,000	None
May 31, 2025	97,000	None	10,000	None
Adviser and Affiliates2
May 31, 2026	Not Applicable	None	None	None
May 31, 2025	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2026	11,000
May 31, 2025	54,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Corporate Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2026
Lit. No. MFGEFP4-032-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026

Bonds, notes & other debt instruments 93.86%	Principal amount (000)	Value (000)
Corporate bonds and notes 85.06%
Financials 24.14%
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	USD2,963	$3,077
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	8,276	8,220
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	2,548	2,588
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	3,050	3,014
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	875	886
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	2,000	2,042
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	405	420
American International Group, Inc. 5.125% 3/27/2033	2,305	2,332
American International Group, Inc. 5.45% 5/7/2035	893	914
American International Group, Inc. 4.375% 6/30/2050	1,500	1,238
Aon Corp. 3.90% 2/28/2052	1,000	742
Aon North America, Inc. 5.15% 3/1/2029	250	254
Aon North America, Inc. 5.45% 3/1/2034	5,851	5,980
Aon North America, Inc. 5.75% 3/1/2054	1,694	1,659
Athene Global Funding 5.543% 8/22/2035 (a)	750	741
Athene Holding, Ltd. 6.625% 5/19/2055	4,050	4,003
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	3,092	2,745
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (b)	5,420	4,925
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (b)	11,904	11,835
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	4,241	3,756
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	4,839	4,377
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (b)	1,444	1,419
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (b)	328	336
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	14,500	14,300
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (b)	1,258	790
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	794
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	6,000	5,994
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	6,340	6,413
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	1,133	1,151
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,575
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	575	560
Blackstone, Inc. 5.00% 12/6/2034	2,172	2,148
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	307
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,487
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	627
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,054
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	2,010	2,103
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	1,286	1,320
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	3,187	3,122
Brown & Brown, Inc. 5.25% 6/23/2032	1,172	1,177
Brown & Brown, Inc. 5.55% 6/23/2035	3,579	3,590
Brown & Brown, Inc. 6.25% 6/23/2055	3,072	3,086
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	356
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	867	862
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	2,047	2,030
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	549	570
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (b)	1,025	999
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	2,675	2,642
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (b)	3,291	3,339
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	15,806
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,005	2,967
Chubb INA Holdings, LLC 5.30% 5/20/2036	359	364
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	3,112	3,127
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (b)	417	410
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	1,210	1,145
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (b)	414	385
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	3,827	3,521
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,193	1,181
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	3,517	3,165
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	1,756	1,560

1	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	USD1,388	$1,259
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (b)	863	878
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	2,132	2,149
Corebridge Financial, Inc. 3.90% 4/5/2032	1,480	1,393
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	268	269
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,426
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	4,380	4,313
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	4,344	4,338
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	200	199
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (b)	3,288	3,289
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	160	159
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	4,000	4,005
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	2,490	2,482
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	4,640	4,549
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	3,293	3,301
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	16,533	16,064
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	1,850	1,860
Guardian Life Global Funding 4.809% 6/1/2031 (a)	617	619
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,284
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	2,435	2,406
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	511
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	493
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,744	4,901
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	4,125	4,067
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,725	1,696
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	375	435
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	2,361	2,795
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (b)	1,549	1,478
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (b)	8,229	8,186
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	175	177
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	1,372	1,346
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	12,161	12,064
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	1,054	941
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (b)	1,819	1,847
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	447	452
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	3,884	3,998
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	15,169	14,727
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	4,995	4,966
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (b)	1,864	1,245
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (a)	1,342	1,326
LSEG US Fin Corp. 5.25% 3/23/2036 (a)	725	723
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	756
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,158
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	985
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	525
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	3,983	3,788
Mastercard, Inc. 4.55% 3/15/2028	798	803
Mastercard, Inc. 4.875% 5/9/2034	2,711	2,731
Mastercard, Inc. 4.55% 1/15/2035	1,385	1,358
MetLife, Inc. 5.375% 7/15/2033	1,836	1,901
MetLife, Inc. 5.30% 12/15/2034	250	256
MetLife, Inc. 4.60% 5/13/2046	100	88
MetLife, Inc. 5.00% 7/15/2052	230	209
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	150
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	353
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	1,817	1,808
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	239
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	448
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	1,871	1,634
Metropolitan Life Global Funding I 4.35% 1/12/2031 (a)	3,142	3,102
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	221
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (b)	2,500	2,473
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	881	871

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (b)	USD1,260	$1,255
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	2,174	2,167
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	7,414	7,277
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	4,336	3,775
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	6,309	6,253
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (b)	6,138	6,113
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (b)	450	392
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	10,167	9,869
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	8,550	8,530
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	336
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	368
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,237
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,312
New York Life Global Funding 4.55% 1/28/2033 (a)	505	498
New York Life Global Funding 5.20% 6/3/2036 (a)	1,000	1,003
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	2,393	2,382
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	1,242	1,255
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,536
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,057
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,497
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,047
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,571
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	885
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	1,985
Progressive Corp. 4.60% 3/26/2031	1,033	1,034
Progressive Corp. 5.15% 3/26/2036	1,000	1,001
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	3,600	3,605
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	3,150	3,198
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (b)	2,405	2,402
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (b)	6,631	6,577
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	489	490
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (a)	900	902
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,321
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,016
Toronto-Dominion Bank (The) 4.808% 6/3/2030	3,000	3,018
Travelers Cos., Inc. 5.05% 7/24/2035	1,765	1,767
Travelers Cos., Inc. 5.45% 5/25/2053	1,256	1,226
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	3,653	3,697
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,577
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,157
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	1,001
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	250	254
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	1,070	1,045
Visa, Inc. 4.70% 2/12/2036	3,100	3,075
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	1,610	1,628
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	2,725	2,698
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	1,717	1,621
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	2,406	2,442
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (b)	9,352	9,346
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	1,865	1,718
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (b)	2,148	2,139
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	294	294
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (b)	740	723
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	7,254	7,087
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	1,275	1,076
		467,740

Health care 15.97%
Abbott Laboratories 4.65% 3/15/2036	13,934	13,548
Abbott Laboratories 5.50% 3/15/2056	5,909	5,772
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,778
AbbVie, Inc. 4.40% 3/15/2033	695	682
AbbVie, Inc. 5.05% 3/15/2034	22,525	22,867

3	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
AbbVie, Inc. 4.75% 3/15/2036	USD1,973	$1,935
AbbVie, Inc. 5.40% 3/15/2054	1,002	966
AbbVie, Inc. 5.55% 3/15/2056	827	812
AbbVie, Inc. 5.50% 3/15/2064	155	149
Amgen, Inc. 5.15% 3/2/2028	4,976	5,040
Amgen, Inc. 3.00% 2/22/2029	3,165	3,055
Amgen, Inc. 2.45% 2/21/2030	1,250	1,161
Amgen, Inc. 5.25% 3/2/2030	2,706	2,766
Amgen, Inc. 4.20% 2/19/2031	2,730	2,683
Amgen, Inc. 2.30% 2/25/2031	1,250	1,128
Amgen, Inc. 4.20% 3/1/2033	4,907	4,741
Amgen, Inc. 5.25% 3/2/2033	9,598	9,807
Amgen, Inc. 4.85% 2/19/2036	7,942	7,789
Amgen, Inc. 5.60% 3/2/2043	2,850	2,830
Amgen, Inc. 4.875% 3/1/2053	886	775
Amgen, Inc. 5.65% 3/2/2053	910	885
Augusta SpinCo Corp. 5.245% 3/23/2036	2,722	2,722
Baxter International, Inc. 2.272% 12/1/2028	500	470
Baxter International, Inc. 4.45% 2/15/2029	684	677
Baxter International, Inc. 5.65% 12/15/2035	11,833	11,728
Baxter International, Inc. 3.132% 12/1/2051	963	571
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,211
Bristol-Myers Squibb Co. 5.50% 2/22/2044	175	174
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	317
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	408
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	11,672
Cencora, Inc. 4.90% 2/13/2036	1,300	1,269
Cencora, Inc. 5.65% 2/13/2056	519	510
Centene Corp. 2.45% 7/15/2028	2,300	2,182
Cigna Group (The) 5.25% 1/15/2036	2,340	2,350
Cigna Group (The) 6.00% 1/15/2056	1,741	1,767
CVS Health Corp. 5.125% 2/21/2030	1,700	1,725
CVS Health Corp. 1.75% 8/21/2030	1,415	1,253
CVS Health Corp. 1.875% 2/28/2031	2,197	1,931
CVS Health Corp. 5.55% 6/1/2031	325	335
CVS Health Corp. 5.00% 9/15/2032	4,053	4,078
CVS Health Corp. 5.25% 2/21/2033	2,371	2,411
CVS Health Corp. 5.70% 6/1/2034	5,552	5,737
CVS Health Corp. 5.45% 9/15/2035	2,032	2,058
CVS Health Corp. 6.05% 6/1/2054	601	598
CVS Health Corp. 6.20% 9/15/2055	4,497	4,569
CVS Health Corp. 6.00% 6/1/2063	312	303
CVS Health Corp. 6.25% 9/15/2065	225	227
Elevance Health, Inc. 5.20% 2/15/2035	1,563	1,567
Elevance Health, Inc. 5.00% 1/15/2036	330	324
Elevance Health, Inc. 4.55% 5/15/2052	771	636
Elevance Health, Inc. 5.125% 2/15/2053	260	232
Elevance Health, Inc. 5.70% 2/15/2055	301	291
Eli Lilly and Co. 4.375% 5/20/2031	4,815	4,791
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,497
Eli Lilly and Co. 5.10% 2/12/2035	7,670	7,820
Eli Lilly and Co. 4.90% 10/15/2035	1,130	1,131
Eli Lilly and Co. 5.50% 2/12/2055	4,617	4,585
Eli Lilly and Co. 5.55% 10/15/2055	379	379
Eli Lilly and Co. 5.65% 10/15/2065	368	367
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,329
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,271
Gilead Sciences, Inc. 2.60% 10/1/2040	622	453
Gilead Sciences, Inc. 5.55% 10/15/2053	468	462
HCA, Inc. 5.20% 6/1/2028	5,000	5,067
HCA, Inc. 4.125% 6/15/2029	1,000	986
HCA, Inc. 2.375% 7/15/2031	2,455	2,181
Humana, Inc. 5.375% 4/15/2031	3,129	3,179
Humana, Inc. 5.55% 5/1/2035	2,725	2,729
Humana, Inc. 6.00% 5/1/2055	1,895	1,819
Johnson & Johnson 4.90% 6/1/2031	4,050	4,165

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Johnson & Johnson 4.85% 3/1/2032	USD710	$729
Johnson & Johnson 4.95% 6/1/2034	7,650	7,890
Johnson & Johnson 5.25% 6/1/2054	1,659	1,658
Medline Borrower, LP 5.00% 6/15/2031 (a)	1,359	1,358
Medline Borrower, LP 5.25% 6/15/2033 (a)	1,958	1,960
Novartis Capital Corp. 4.90% 3/18/2036	2,549	2,540
Novartis Capital Corp. 5.60% 3/18/2046	210	213
Novartis Capital Corp. 5.70% 3/18/2056	1,159	1,177
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,174
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	12,129
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,893
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,507
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	465	447
Stryker Corp. 5.20% 2/10/2035	3,079	3,119
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,944	12,979
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,070	1,076
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	4,819	4,745
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	617	608
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	1,896	1,868
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,610	1,591
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,793
UnitedHealth Group, Inc. 5.15% 7/15/2034	2,260	2,287
UnitedHealth Group, Inc. 5.30% 6/15/2035	2,025	2,060
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,509
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,304
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,156	1,854
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	702
UnitedHealth Group, Inc. 5.625% 7/15/2054	6,280	6,102
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,726	2,796
UnitedHealth Group, Inc. 4.95% 5/15/2062	353	304
UnitedHealth Group, Inc. 6.05% 2/15/2063	276	281
		309,336

Utilities 8.52%
AEP Transmission Co., LLC 5.15% 4/1/2034	2,000	2,017
AEP Transmission Co., LLC 5.375% 6/15/2035	225	229
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	685	612
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	449
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	1,875	1,843
Commonwealth Edison Co. 2.75% 9/1/2051	177	107
Consumers Energy Co. 3.60% 8/15/2032	478	451
Consumers Energy Co. 4.625% 5/15/2033	879	871
Consumers Energy Co. 5.05% 5/15/2035	2,522	2,537
Consumers Energy Co. 5.125% 5/1/2036	7,750	7,757
Consumers Energy Co. 3.10% 8/15/2050	716	477
DTE Electric Co. 5.25% 5/15/2035	475	482
DTE Electric Co. 4.85% 3/1/2036	5,901	5,786
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,683
Duke Energy Florida, LLC 4.85% 12/1/2035	5,049	4,969
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	605
Edison International 6.25% 3/15/2030	1,096	1,130
Edison International 5.25% 3/15/2032	2,326	2,297
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	3,448	3,996
Enel Finance International NV 5.00% 9/30/2035 (a)	3,590	3,503
Eversource Energy 4.45% 12/15/2030	1,875	1,846
Eversource Energy 2.55% 3/15/2031	489	441
FirstEnergy Corp. 2.65% 3/1/2030	349	324
FirstEnergy Corp. 2.25% 9/1/2030	2,592	2,339
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	296
Florida Power & Light Co. 5.10% 4/1/2033	688	700
Florida Power & Light Co. 4.80% 5/15/2033	654	656
Florida Power & Light Co. 5.30% 6/15/2034	7,384	7,578
Florida Power & Light Co. 4.70% 2/15/2036	5,256	5,117
Florida Power & Light Co. 5.125% 6/1/2036	6,292	6,322

5	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Florida Power & Light Co. 3.15% 10/1/2049	USD130	$88
Florida Power & Light Co. 2.875% 12/4/2051	2,964	1,859
Florida Power & Light Co. 5.70% 3/15/2055	2,586	2,576
Florida Power & Light Co. 5.75% 6/1/2056	2,133	2,143
Florida Power & Light Co. 5.90% 6/1/2066	2,905	2,926
Georgia Power Co. 5.25% 3/15/2034	792	808
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	250	224
MidAmerican Energy Co. 5.30% 2/1/2055	29	27
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,150	2,160
NiSource, Inc. 5.40% 6/30/2033	333	342
NiSource, Inc. 5.30% 5/18/2036	625	626
Northern States Power Co. 2.25% 4/1/2031	1,500	1,353
Northern States Power Co. 5.05% 5/15/2035	175	176
Northern States Power Co. 4.85% 5/15/2036	3,043	2,999
Northern States Power Co. 5.40% 3/15/2054	3,409	3,267
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	51
Pacific Gas and Electric Co. 2.50% 2/1/2031	536	481
Pacific Gas and Electric Co. 6.40% 6/15/2033	6,380	6,792
Pacific Gas and Electric Co. 5.70% 3/1/2035	25	25
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,378	4,522
PacifiCorp 2.70% 9/15/2030	1,031	948
PacifiCorp 7.70% 11/15/2031	1,033	1,167
PacifiCorp 5.45% 4/15/2033	1,993	2,031
PacifiCorp 5.25% 6/15/2035	1,500	1,490
PacifiCorp 5.80% 4/15/2036	15,152	15,594
PacifiCorp 5.35% 12/1/2053	3,949	3,544
PacifiCorp 5.50% 5/15/2054	7,475	6,862
PECO Energy Co. 5.25% 9/15/2054	225	210
PECO Energy Co. 5.65% 9/15/2055	3,757	3,708
Progress Energy, Inc. 7.00% 10/30/2031	496	547
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,855	4,780
Public Service Electric and Gas Co. 1.90% 8/15/2031	400	351
Public Service Electric and Gas Co. 4.90% 8/15/2035	4,140	4,123
Public Service Electric and Gas Co. 3.20% 8/1/2049	540	369
Public Service Electric and Gas Co. 2.70% 5/1/2050	711	442
Public Service Electric and Gas Co. 3.00% 3/1/2051	200	131
Public Service Electric and Gas Co. 5.125% 3/15/2053	310	287
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,385	2,365
Southern California Edison Co. 3.65% 3/1/2028	899	885
Southern California Edison Co. 6.00% 1/15/2034	353	367
Southern California Edison Co. 5.20% 6/1/2034	1,465	1,449
Southern California Edison Co. 4.50% 9/1/2040	349	301
Southern California Edison Co. 3.60% 2/1/2045	1,180	849
Southern California Edison Co. 4.00% 4/1/2047	190	142
Southern California Edison Co. 2.95% 2/1/2051	2,940	1,770
Southern California Edison Co. 3.45% 2/1/2052	1,966	1,295
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	901
Union Electric Co. 5.25% 4/15/2035	1,150	1,167
Union Electric Co. 4.80% 3/15/2036	4,084	3,981
Union Electric Co. 5.125% 3/15/2055	300	274
Union Electric Co. 5.55% 3/15/2056	1,241	1,203
Wisconsin Power and Light Co. 1.95% 9/16/2031	583	508
Xcel Energy, Inc. 5.60% 4/15/2035	127	130
		165,036

Industrials 7.35%
BAE Systems PLC 5.30% 3/26/2034 (a)	7,369	7,523
Boeing Co. (The) 5.04% 5/1/2027	336	338
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,409
Boeing Co. (The) 6.298% 5/1/2029	108	113
Boeing Co. (The) 5.15% 5/1/2030	2,966	3,014
Boeing Co. (The) 3.625% 2/1/2031	129	123
Boeing Co. (The) 6.388% 5/1/2031	303	323
Boeing Co. (The) 6.528% 5/1/2034	835	912
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,582

American Funds Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD795	$788
Boeing Co. (The) 6.858% 5/1/2054	178	201
Boeing Co. (The) 5.93% 5/1/2060	2,028	2,009
Boeing Co. (The) 7.008% 5/1/2064	493	564
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	1,333	874
Canadian National Railway Co. 4.375% 9/18/2034	3,738	3,627
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,429
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,742
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,649	5,730
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,198	887
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,734	2,441
Carrier Global Corp. 5.90% 3/15/2034	441	466
Caterpillar Financial Services Corp. 4.50% 5/15/2031	3,154	3,150
CSX Corp. 3.80% 3/1/2028	5,871	5,828
CSX Corp. 4.25% 3/15/2029	1,000	997
CSX Corp. 2.40% 2/15/2030	1,540	1,433
CSX Corp. 5.20% 11/15/2033	275	282
CSX Corp. 5.05% 6/15/2035	525	527
CSX Corp. 3.35% 9/15/2049	1,015	713
CSX Corp. 2.50% 5/15/2051	2,079	1,224
CSX Corp. 4.50% 11/15/2052	350	295
Eaton Corp. 4.80% 3/6/2036	3,369	3,316
GE Vernova, Inc. 4.25% 2/4/2031	5,387	5,319
GE Vernova, Inc. 4.875% 2/4/2036	2,540	2,505
GE Vernova, Inc. 5.50% 2/4/2056	2,205	2,139
General Electric Co. 4.30% 7/29/2030	207	206
General Electric Co. 4.90% 1/29/2036	6,930	6,925
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	704	694
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	6,665	6,595
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	5,901	5,907
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,000	974
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,454
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	5,893
Norfolk Southern Corp. 4.45% 3/1/2033	1,041	1,026
Norfolk Southern Corp. 5.10% 5/1/2035	1,912	1,929
Norfolk Southern Corp. 4.55% 6/1/2053	273	229
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,168
Northrop Grumman Corp. 4.70% 3/15/2033	2,667	2,656
RTX Corp. 5.75% 11/8/2026	1,000	1,006
RTX Corp. 4.125% 11/16/2028	475	472
RTX Corp. 1.90% 9/1/2031	219	191
RTX Corp. 5.15% 2/27/2033	573	585
RTX Corp. 6.10% 3/15/2034	2,253	2,423
RTX Corp. 2.82% 9/1/2051	750	465
RTX Corp. 3.03% 3/15/2052	2,500	1,612
RTX Corp. 5.375% 2/27/2053	129	123
RTX Corp. 6.40% 3/15/2054	645	705
Siemens Funding BV 5.20% 5/28/2035 (a)	4,000	4,088
Siemens Funding BV 5.80% 5/28/2055 (a)	3,180	3,264
Siemens Funding BV 5.90% 5/28/2065 (a)	1,033	1,063
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	320	319
Tyco Electronics Group SA 4.50% 2/9/2031	500	497
Tyco Electronics Group SA 4.875% 2/9/2036	1,500	1,478
Union Pacific Corp. 2.80% 2/14/2032	612	558
Union Pacific Corp. 4.30% 3/1/2049	510	422
Union Pacific Corp. 3.25% 2/5/2050	1,491	1,027
Union Pacific Corp. 2.95% 3/10/2052	2,916	1,863
Union Pacific Corp. 3.50% 2/14/2053	2,564	1,814
Union Pacific Corp. 5.60% 12/1/2054	2,191	2,172
Union Pacific Corp. 3.95% 8/15/2059	175	129
Waste Connections, Inc. 4.80% 7/15/2036	3,681	3,600
		142,355

7	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services 7.22%
Alphabet, Inc. 4.375% 11/15/2032	USD1,419	$1,400
Alphabet, Inc. 4.40% 2/15/2033	2,903	2,857
Alphabet, Inc. 4.70% 11/15/2035	1,394	1,371
Alphabet, Inc. 4.80% 2/15/2036	2,071	2,049
AT&T, Inc. 1.65% 2/1/2028	1,092	1,045
AT&T, Inc. 4.35% 3/1/2029	2,500	2,495
AT&T, Inc. 2.25% 2/1/2032	5,243	4,582
AT&T, Inc. 2.55% 12/1/2033	10,879	9,221
AT&T, Inc. 5.40% 2/15/2034	717	733
AT&T, Inc. 4.50% 5/15/2035	282	268
AT&T, Inc. 5.25% 10/30/2036	3,400	3,367
AT&T, Inc. 3.50% 9/15/2053	7,002	4,634
AT&T, Inc. 3.55% 9/15/2055	520	340
AT&T, Inc. 6.20% 10/30/2056	2,900	2,921
Charter Communications Operating, LLC 4.40% 4/1/2033	2,000	1,850
Charter Communications Operating, LLC 5.85% 12/1/2035	1,062	1,034
Charter Communications Operating, LLC 5.125% 7/1/2049	315	243
Charter Communications Operating, LLC 4.80% 3/1/2050	5,161	3,832
Charter Communications Operating, LLC 3.70% 4/1/2051	7,788	4,808
Charter Communications Operating, LLC 3.90% 6/1/2052	10,659	6,777
Charter Communications Operating, LLC 5.25% 4/1/2053	10,751	8,400
Charter Communications Operating, LLC 6.70% 12/1/2055	3,209	3,040
Comcast Corp. 4.80% 5/15/2033	500	497
Comcast Corp. 5.30% 5/15/2035	564	574
Comcast Corp. 5.65% 6/1/2054	1,646	1,518
Comcast Corp. 6.05% 5/15/2055	103	102
Meta Platforms, Inc. 4.20% 11/15/2030	2,403	2,373
Meta Platforms, Inc. 4.875% 11/15/2035	2,694	2,633
Meta Platforms, Inc. 5.25% 5/15/2036	4,110	4,108
Meta Platforms, Inc. 5.50% 11/15/2045	1,885	1,770
Meta Platforms, Inc. 6.20% 5/15/2046	740	749
Meta Platforms, Inc. 5.625% 11/15/2055	2,315	2,136
Meta Platforms, Inc. 6.30% 5/15/2056	2,866	2,894
Meta Platforms, Inc. 5.75% 11/15/2065	698	640
Netflix, Inc. 4.90% 8/15/2034	80	80
Netflix, Inc. 5.40% 8/15/2054	100	97
Orange 4.75% 1/13/2033 (a)	4,585	4,534
Orange 5.00% 1/13/2036 (a)	4,305	4,228
Orange 5.75% 1/13/2056 (a)	325	327
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,440
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,487
T-Mobile USA, Inc. 5.125% 5/15/2032	655	665
T-Mobile USA, Inc. 5.75% 1/15/2034	679	709
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,430
T-Mobile USA, Inc. 3.40% 10/15/2052	2,373	1,581
T-Mobile USA, Inc. 5.75% 1/15/2054	989	959
T-Mobile USA, Inc. 5.50% 1/15/2055	572	535
T-Mobile USA, Inc. 5.85% 2/15/2056	771	756
Verizon Communications, Inc. 1.75% 1/20/2031	550	486
Verizon Communications, Inc. 2.355% 3/15/2032	232	204
Verizon Communications, Inc. 4.78% 2/15/2035	2,000	1,947
Verizon Communications, Inc. 5.25% 4/2/2035	7,157	7,203
Verizon Communications, Inc. 5.00% 1/15/2036	6,973	6,851
Verizon Communications, Inc. 5.401% 7/2/2037	2,666	2,680
Verizon Communications, Inc. 3.40% 3/22/2041	700	544
Verizon Communications, Inc. 2.85% 9/3/2041	151	108
Verizon Communications, Inc. 3.85% 11/1/2042	206	167
Verizon Communications, Inc. 5.75% 11/30/2045	1,439	1,420
Verizon Communications, Inc. 3.55% 3/22/2051	900	634
Verizon Communications, Inc. 5.875% 11/30/2055	546	538
Verizon Communications, Inc. 2.987% 10/30/2056	4,633	2,756
Verizon Communications, Inc. 6.00% 11/30/2065	629	620
Walt Disney Co. (The) 4.00% 3/14/2031	1,620	1,590
Walt Disney Co. (The) 4.625% 3/14/2036	880	857
Walt Disney Co. (The) 3.60% 1/13/2051	1,600	1,175
		139,869

American Funds Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 5.49%
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	USD728	$709
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	508	465
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,933
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	581
BAT Capital Corp. 3.215% 9/6/2026	470	469
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,413
BAT Capital Corp. 4.625% 3/22/2033	3,316	3,258
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,804
BAT Capital Corp. 5.625% 8/15/2035	2,063	2,130
BAT Capital Corp. 4.39% 8/15/2037	1,000	915
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,457
BAT Capital Corp. 5.65% 3/16/2052	453	429
BAT Capital Corp. 7.081% 8/2/2053	330	372
BAT Capital Corp. 6.25% 8/15/2055	3,626	3,732
Clorox Co. 4.70% 5/15/2031	1,372	1,364
Clorox Co. 4.95% 5/15/2033	1,360	1,355
Clorox Co. 5.25% 5/15/2036	740	741
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	1,001
Constellation Brands, Inc. 3.60% 2/15/2028	200	197
Constellation Brands, Inc. 4.80% 1/15/2029	893	898
Constellation Brands, Inc. 2.875% 5/1/2030	1,485	1,393
Constellation Brands, Inc. 4.80% 5/1/2030	545	549
Constellation Brands, Inc. 2.25% 8/1/2031	2,515	2,224
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,766
Constellation Brands, Inc. 4.90% 5/1/2033	1,120	1,111
Coty, Inc. 5.60% 1/15/2031 (a)	3,717	3,614
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,100	1,135
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	2,404	2,436
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	2,457	2,505
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,345	1,325
Mars, Inc. 5.00% 3/1/2032 (a)	4,249	4,295
Mars, Inc. 5.20% 3/1/2035 (a)	5,590	5,630
Mars, Inc. 5.70% 5/1/2055 (a)	10,027	9,898
Mars, Inc. 5.80% 5/1/2065 (a)	408	405
Mondelez International, Inc. 4.50% 5/6/2030	1,800	1,795
Mondelez International, Inc. 5.125% 5/6/2035	2,084	2,091
Philip Morris International, Inc. 2.10% 5/1/2030	675	616
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,069
Philip Morris International, Inc. 4.00% 10/29/2030	4,524	4,430
Philip Morris International, Inc. 1.75% 11/1/2030	908	807
Philip Morris International, Inc. 4.75% 11/1/2031	2,843	2,857
Philip Morris International, Inc. 5.75% 11/17/2032	4,026	4,229
Philip Morris International, Inc. 5.375% 2/15/2033	3,533	3,639
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,811
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,368
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	6,129
Philip Morris International, Inc. 4.875% 4/30/2035	2,206	2,180
Philip Morris International, Inc. 4.625% 10/29/2035	2,350	2,276
Philip Morris International, Inc. 4.875% 4/29/2036	3,331	3,271
Philip Morris International, Inc. 4.125% 3/4/2043	1,653	1,391
Walmart, Inc. 4.50% 4/15/2053	1,118	977
		106,445

Information technology 5.27%
Amphenol Corp. 4.125% 11/15/2030	1,000	984
Amphenol Corp. 4.40% 2/15/2033	6,331	6,179
Amphenol Corp. 4.625% 2/15/2036	6,960	6,717
Amphenol Corp. 5.30% 11/15/2055	3,518	3,332
Broadcom, Inc. 5.15% 11/15/2031	636	650
Broadcom, Inc. 4.80% 10/15/2034	769	757
Broadcom, Inc. 4.80% 2/15/2036	1,000	974
Intel Corp. 3.05% 8/12/2051	13,258	8,322
Intel Corp. 5.60% 2/21/2054	2,459	2,320
Intel Corp. 6.125% 5/15/2056	247	249
Intel Corp. 3.10% 2/15/2060	3,550	2,055

9	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Microchip Technology, Inc. 5.05% 3/15/2029	USD5,725	$5,785
Microchip Technology, Inc. 5.05% 2/15/2030	2,377	2,400
Oracle Corp. 4.45% 9/26/2030	2,575	2,497
Oracle Corp. 4.95% 2/4/2031	1,580	1,554
Oracle Corp. 4.80% 9/26/2032	700	673
Oracle Corp. 5.35% 5/4/2033	1,195	1,177
Oracle Corp. 5.50% 8/3/2035	7,032	6,823
Oracle Corp. 5.20% 9/26/2035	8,207	7,819
Oracle Corp. 5.70% 2/4/2036	2,548	2,504
Oracle Corp. 5.875% 9/26/2045	715	640
Oracle Corp. 6.00% 8/3/2055	3,377	2,963
Oracle Corp. 5.95% 9/26/2055	4,185	3,663
Oracle Corp. 6.70% 2/4/2056	3,273	3,155
Oracle Corp. 6.10% 9/26/2065	1,247	1,077
Oracle Corp. 6.85% 2/4/2066	1,255	1,203
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	14,215	14,251
Synopsys, Inc. 4.85% 4/1/2030	1,825	1,836
Synopsys, Inc. 5.15% 4/1/2035	2,509	2,507
Synopsys, Inc. 5.70% 4/1/2055	7,272	7,095
		102,161

Consumer discretionary 4.90%
Amazon.com, Inc. 4.10% 11/20/2030	2,735	2,697
Amazon.com, Inc. 4.55% 3/13/2033	574	568
Amazon.com, Inc. 4.35% 3/20/2033	1,631	1,599
Amazon.com, Inc. 4.65% 11/20/2035	7,064	6,906
Amazon.com, Inc. 4.875% 3/13/2036	2,159	2,134
Amazon.com, Inc. 5.45% 11/20/2055	3,294	3,146
Amazon.com, Inc. 5.80% 3/13/2056	1,552	1,555
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	484
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	206
Ford Motor Credit Co., LLC 6.798% 11/7/2028	982	1,018
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	189
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,895	1,924
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,133
Ford Motor Credit Co., LLC 5.73% 9/5/2030	839	849
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	311
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,779	1,776
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	214
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,100	2,168
Ford Motor Credit Co., LLC 5.869% 10/31/2035	615	606
General Motors Co. 5.625% 4/15/2030	700	721
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,235
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	493
General Motors Financial Co., Inc. 5.45% 9/6/2034	349	351
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,100	1,135
General Motors Financial Co., Inc. 6.15% 7/15/2035	491	513
General Motors Financial Co., Inc. 5.45% 1/8/2036	1,500	1,498
Home Depot, Inc. 4.75% 6/25/2029	7,161	7,254
Home Depot, Inc. 1.375% 3/15/2031	517	448
Home Depot, Inc. 4.85% 6/25/2031	4,241	4,316
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,081
Home Depot, Inc. 4.65% 9/15/2035	2,814	2,744
Home Depot, Inc. 3.125% 12/15/2049	593	398
Home Depot, Inc. 5.30% 6/25/2054	2,274	2,146
Hyundai Capital America 1.50% 6/15/2026 (a)	275	275
Hyundai Capital America 4.875% 6/23/2027 (a)	1,594	1,601
Hyundai Capital America 4.60% 4/6/2028 (a)	2,394	2,393
Hyundai Capital America 2.00% 6/15/2028 (a)	409	388
Hyundai Capital America 4.90% 6/23/2028 (a)	861	865
Hyundai Capital America 5.30% 1/8/2029 (a)	509	516
Hyundai Capital America 6.50% 1/16/2029 (a)	384	401
Hyundai Capital America 5.35% 3/19/2029 (a)	700	712
Hyundai Capital America 5.30% 1/8/2030 (a)	100	102

American Funds Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.10% 6/24/2030 (a)	USD3,371	$3,402
Hyundai Capital America 4.50% 9/18/2030 (a)	700	690
Hyundai Capital America 5.40% 1/8/2031 (a)	117	119
Marriott International, Inc. 5.35% 3/15/2035	3,887	3,946
McDonald’s Corp. 5.00% 5/17/2029	383	390
McDonald’s Corp. 4.95% 3/3/2035	1,065	1,062
Mobility Global, Inc. 6.05% 6/15/2036 (a)	1,255	1,278
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	5,502	5,475
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	5,320	5,155
Toyota Motor Corp. 4.186% 6/30/2027	4,808	4,811
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,404
		95,007

Energy 2.94%
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	3,570	3,572
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	1,589	1,607
Chevron Corp. 3.078% 5/11/2050	1,273	860
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,376
Chevron USA, Inc. 1.018% 8/12/2027	1,667	1,611
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,022
ConocoPhillips Co. 3.80% 3/15/2052	809	598
ConocoPhillips Co. 5.30% 5/15/2053	567	531
ConocoPhillips Co. 5.50% 1/15/2055	2,734	2,633
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,449	1,460
EOG Resources, Inc. 4.40% 7/15/2028	678	679
EOG Resources, Inc. 5.35% 1/15/2036	763	776
EOG Resources, Inc. 5.65% 12/1/2054	666	655
EOG Resources, Inc. 5.95% 7/15/2055	960	985
Exxon Mobil Corp. 3.482% 3/19/2030	1,500	1,456
Exxon Mobil Corp. 3.452% 4/15/2051	4,127	2,963
Petroleos Mexicanos 6.84% 1/23/2030	1,000	1,029
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	1,114	1,094
Schlumberger Investment SA 4.55% 5/7/2031	451	450
Schlumberger Investment SA 4.80% 5/7/2033	2,118	2,115
Schlumberger Investment SA 5.15% 5/7/2036	4,080	4,083
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,706
Shell Finance US, Inc. 3.25% 4/6/2050	1,496	1,038
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	500	326
TotalEnergies Capital International SA 2.829% 1/10/2030	1,800	1,705
TotalEnergies Capital SA 4.724% 9/10/2034	580	576
TotalEnergies Capital SA 5.275% 9/10/2054	5,270	4,971
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	5,182	5,121
		56,998

Materials 1.83%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,126
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,200	1,221
Dow Chemical Co. (The) 4.80% 1/15/2031	3,740	3,706
Dow Chemical Co. (The) 5.65% 3/15/2036	7	7
Dow Chemical Co. (The) 4.375% 11/15/2042	6	5
Dow Chemical Co. (The) 4.625% 10/1/2044	600	491
Dow Chemical Co. (The) 5.55% 11/30/2048	307	273
Dow Chemical Co. (The) 4.80% 5/15/2049	2,180	1,750
Dow Chemical Co. (The) 3.60% 11/15/2050	202	135
Dow Chemical Co. (The) 5.60% 2/15/2054	1,608	1,434
Dow Chemical Co. (The) 5.95% 3/15/2055	1,158	1,080
Ecolab, Inc. 4.80% 6/15/2031	407	410
Ecolab, Inc. 5.15% 6/15/2033	582	591
Ecolab, Inc. 5.35% 6/15/2036	1,415	1,439
LYB International Finance III, LLC 5.125% 1/15/2031	1,297	1,300
LYB International Finance III, LLC 5.50% 3/1/2034	91	91
LYB International Finance III, LLC 6.15% 5/15/2035	881	914
LYB International Finance III, LLC 5.875% 1/15/2036	5,199	5,275
LYB International Finance III, LLC 3.375% 10/1/2040	390	290

11	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
LYB International Finance III, LLC 3.80% 10/1/2060	USD1,465	$939
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,090	3,151
Sherwin-Williams Co. 4.50% 8/15/2030	4,500	4,482
Sherwin-Williams Co. 5.15% 8/15/2035	3,203	3,219
Vale Overseas, Ltd. 6.40% 6/28/2054	1,535	1,570
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	525	527
		35,426

Real estate 1.43%
Boston Properties, LP 2.55% 4/1/2032	60	52
Boston Properties, LP 2.45% 10/1/2033	1,921	1,587
Boston Properties, LP 6.50% 1/15/2034	2,648	2,809
Boston Properties, LP 5.75% 1/15/2035	3,974	4,019
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,573
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,373	2,403
Piedmont Operating Partnership, LP 5.625% 1/15/2033	934	927
Prologis, LP 4.875% 6/15/2028	803	812
Prologis, LP 4.75% 6/15/2033	3,299	3,273
Prologis, LP 5.125% 1/15/2034	459	464
Prologis, LP 5.00% 3/15/2034	395	395
Prologis, LP 5.00% 1/31/2035	686	684
Prologis, LP 5.25% 6/15/2053	156	148
Public Storage Operating Co. 2.30% 5/1/2031	244	220
Simon Property Group, LP 4.375% 10/1/2030	2,500	2,480
Simon Property Group, LP 5.125% 10/1/2035	4,918	4,918
		27,764
Total corporate bonds and notes		1,648,137
U.S. Treasury bonds & notes 7.36%
U.S. Treasury 7.36%
U.S. Treasury 3.375% 11/30/2027	1	1
U.S. Treasury 3.75% 4/30/2028	10,222	10,176
U.S. Treasury 3.875% 4/15/2029	3,791	3,774
U.S. Treasury 3.875% 5/15/2029	16,772	16,694
U.S. Treasury 4.00% 7/31/2029	418	417
U.S. Treasury 4.00% 5/31/2030	907	904
U.S. Treasury 3.875% 6/30/2030	368	365
U.S. Treasury 3.875% 4/30/2031	13,754	13,596
U.S. Treasury 4.125% 4/30/2033	2,461	2,438
U.S. Treasury 4.375% 5/15/2036	29,008	28,865
U.S. Treasury 5.00% 5/15/2046	23,250	23,328
U.S. Treasury 4.75% 2/15/2056 (c)	43,623	42,062
		142,620
Asset-backed obligations 0.80%
Other asset-backed securities 0.80%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	1,598	1,511
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	4,135	3,487
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	280	233
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	385	309
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	366	357
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	11,523	9,703
		15,600

American Funds Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.43%
Mexico 0.40%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD6,100	$6,143
United Mexican States 5.375% 3/22/2033	285	279
United Mexican States 6.625% 1/29/2038	515	527
United Mexican States 7.375% 5/13/2055	705	746
		7,695

Panama 0.03%
Panama (Republic of) 6.875% 1/31/2036	286	313
Panama (Republic of) 8.00% 3/1/2038	227	267
		580
Total bonds & notes of governments & government agencies outside the U.S.		8,275
Municipals 0.21%
Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,420	3,997
Total bonds, notes & other debt instruments (cost: $1,834,247,000)		1,818,629
Short-term securities 7.79%	Shares
Money market investments 7.79%
Capital Group Central Cash Fund 3.67% (e)(f)	1,510,061	150,991
Total short-term securities (cost: $150,992,000)		150,991
Total investment securities 101.65% (cost: $1,985,239,000)		1,969,620
Other assets less liabilities (1.65)%		(31,938)
Net assets 100.00%		$1,937,682
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	712	10/5/2026	USD147,073	$191
5 Year U.S. Treasury Note Futures	Long	1,293	10/5/2026	138,624	637
10 Year U.S. Treasury Note Futures	Short	462	9/30/2026	(50,741)	(149)
10 Year Ultra U.S. Treasury Note Futures	Short	2,175	9/30/2026	(243,770)	(2,512)
20 Year U.S. Treasury Bond Futures	Long	1,486	9/30/2026	166,757	2,582
30 Year Ultra U.S. Treasury Bond Futures	Short	359	9/30/2026	(41,072)	(830)
					$(81)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD201,746	$(4,541)	$(3,275)	$(1,266)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	40,000	(309)	(232)	(77)
					$(4,850)	$(3,507)	$(1,343)

13	American Funds Corporate Bond Fund

Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 7.79%
Money market investments 7.79%
Capital Group Central Cash Fund 3.67% (e)	$106,045	$925,319	$880,376	$13	$(10)	$150,991	$4,535

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,678,000, which represented
9.58% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $6,967,000, which represented 0.36% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 5/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	14

Financial statements
Statement of assets and liabilities at May 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,834,247)	$1,818,629
Affiliated issuers (cost: $150,992)	150,991	$1,969,620
Cash		19
Receivables for:
Sales of investments	13,683
Sales of fund’s shares	2,073
Dividends and interest	21,106
Variation margin on futures contracts	91	36,953
		2,006,592
Liabilities:
Payables for:
Purchases of investments	64,583
Repurchases of fund’s shares	3,293
Dividends on fund’s shares	44
Investment advisory services	415
Services provided by related parties	318
Trustees’ deferred compensation	29
Variation margin on futures contracts	139
Variation margin on centrally cleared swap contracts	81
Other	8	68,910
Net assets at May 31, 2026		$1,937,682
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,264,785
Total distributable earnings (accumulated loss)		(327,103)
Net assets at May 31, 2026		$1,937,682

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (205,196 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$900,334	95,343	$9.44
Class C	18,204	1,928	9.44
Class T	9	1	9.44
Class F-1	14,845	1,572	9.44
Class F-2	525,699	55,670	9.44
Class F-3	215,479	22,819	9.44
Class 529-A	62,062	6,572	9.44
Class 529-C	2,542	269	9.44
Class 529-E	1,469	156	9.44
Class 529-T	13	1	9.44
Class 529-F-1	10	1	9.44
Class 529-F-2	13,078	1,385	9.44
Class 529-F-3	10	1	9.44
Class R-1	1,542	163	9.44
Class R-2	4,933	522	9.44
Class R-2E	2,905	308	9.44
Class R-3	14,653	1,552	9.44
Class R-4	6,030	639	9.44
Class R-5E	4,355	461	9.44
Class R-5	847	90	9.44
Class R-6	148,663	15,743	9.44

Refer to the notes to financial statements.

15	American Funds Corporate Bond Fund

Financial statements (continued)
Statement of operations for the year ended May 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$91,484
Dividends from affiliated issuers	4,535	$96,019
Fees and expenses*:
Investment advisory services	4,923
Distribution services	2,890
Transfer agent services	1,864
Administrative services	584
529 plan services	41
Reports to shareholders	90
Registration statement and prospectus	380
Trustees’ compensation	14
Auditing and legal	130
Custodian	31
Other	12
Total fees and expenses before waivers and/or reimbursements	10,959
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	73
Total fees and expenses after waivers and/or reimbursements		10,886
Net investment income		85,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,311
Affiliated issuers	13
Futures contracts	(4,524)
Swap contracts	(1,121)	(2,321)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	15,671
Affiliated issuers	(10)
Futures contracts	1,252
Swap contracts	(1,291)	15,622
Net realized gain (loss) and unrealized appreciation (depreciation)		13,301
Net increase (decrease) in net assets resulting from operations		$98,434
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	16

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2026	2025

Operations:
Net investment income	$85,133	$84,042
Net realized gain (loss)	(2,321)	(17,979)
Net unrealized appreciation (depreciation)	15,622	31,303
Net increase (decrease) in net assets resulting from operations	98,434	97,366
Distributions paid or accrued to shareholders	(83,343)	(82,857)
Net capital share transactions	(8,026)	79,662
Total increase (decrease) in net assets	7,065	94,171
Net assets:
Beginning of year	1,930,617	1,836,446
End of year	$1,937,682	$1,930,617
Refer to the notes to financial statements.

17	American Funds Corporate Bond Fund

Notes to financial statements
1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Corporate Bond Fund	18

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

19	American Funds Corporate Bond Fund

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):

American Funds Corporate Bond Fund	20

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$1,648,137	$—	$1,648,137
U.S. Treasury bonds & notes	—	142,620	—	142,620
Asset-backed obligations	—	15,600	—	15,600
Bonds & notes of governments & government agencies outside the U.S.	—	8,275	—	8,275
Municipals	—	3,997	—	3,997
Short-term securities	150,991	—	—	150,991
Total	$150,991	$1,818,629	$—	$1,969,620

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,410	$—	$—	$3,410
Liabilities:
Unrealized depreciation on futures contracts	(3,491)	—	—	(3,491)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,343)	—	(1,343)
Total	$(81)	$(1,343)	$—	$(1,424)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

21	American Funds Corporate Bond Fund

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Corporate Bond Fund	22

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

23	American Funds Corporate Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $881,169,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $171,225,000.

American Funds Corporate Bond Fund	24

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, May 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,410	Unrealized depreciation*	$3,491
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,343
			$3,410		$4,834

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4,524)	Net unrealized appreciation (depreciation) on futures contracts	$1,252
Swap	Credit	Net realized gain (loss) on swap contracts	(1,121)	Net unrealized appreciation (depreciation) on swap contracts	(1,291)
			$(5,645)		$(39)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

25	American Funds Corporate Bond Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of May 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$450
Late year ordinary loss deferral[1]	(510)
Capital loss carryforward[2]	(309,297)
Gross unrealized appreciation on investments	19,560
Gross unrealized depreciation on investments	(36,203)
Net unrealized appreciation (depreciation) on investments	(16,643)
Cost of investments	1,988,346
1
This deferral is considered incurred in the subsequent year.
2
Reflects the utilization of capital loss carryforward of $654,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2026	2025
Class A	$37,157	$36,435
Class C	669	818
Class T	— [3]	— [3]
Class F-1	719	959
Class F-2	22,992	23,381
Class F-3	10,202	11,353
Class 529-A	2,573	2,458
Class 529-C	83	91
Class 529-E	59	58
Class 529-T	1	1
Class 529-F-1	— [3]	— [3]
Class 529-F-2	553	483
Class 529-F-3	1	— [3]
Class R-1	50	46
Class R-2	182	194
Class R-2E	101	82
Class R-3	573	548
Class R-4	244	206
Class R-5E	190	229
Class R-5	53	37
Class R-6	6,941	5,478
Total	$83,343	$82,857
3
Amount less than one thousand.

American Funds Corporate Bond Fund	26

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the year ended May 31, 2026, the investment advisory services fees were $4,923,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

27	American Funds Corporate Bond Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended May 31, 2026, the 529 plan services fees were $41,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.
For the year ended May 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,319	$1,045	$268	Not applicable
Class C	196	23	6	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	43	23	5	Not applicable
Class F-2	Not applicable	623	156	Not applicable
Class F-3	Not applicable	6	68	Not applicable
Class 529-A	143	69	19	$32
Class 529-C	25	3	1	1
Class 529-E	7	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	6	4	7
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	14	1	— *	Not applicable
Class R-2	40	18	2	Not applicable
Class R-2E	16	5	1	Not applicable
Class R-3	72	22	4	Not applicable
Class R-4	15	6	2	Not applicable
Class R-5E	Not applicable	7	1	Not applicable
Class R-5	Not applicable	2	— *	Not applicable
Class R-6	Not applicable	4	46	Not applicable

Total class-specific expenses	$2,890	$1,864	$584	$41
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended May 31, 2026, total fees and expenses reimbursed by CRMC were $73,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $14,000 in the fund’s statement of operations reflects $10,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Corporate Bond Fund	28

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
Class A	$128,637	13,483	$36,848	3,867	$(146,763)	(15,402)	$18,722	1,948
Class C	3,149	329	666	70	(6,658)	(698)	(2,843)	(299)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,491	156	718	75	(7,257)	(763)	(5,048)	(532)
Class F-2	119,994	12,587	22,976	2,411	(139,883)	(14,691)	3,087	307
Class F-3	44,433	4,665	10,136	1,064	(89,737)	(9,410)	(35,168)	(3,681)
Class 529-A	12,835	1,344	2,563	269	(14,348)	(1,506)	1,050	107
Class 529-C	865	91	83	9	(951)	(100)	(3)	— †
Class 529-E	321	34	57	6	(419)	(44)	(41)	(4)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,381	354	551	58	(2,768)	(290)	1,164	122
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	217	23	50	5	(194)	(21)	73	7
Class R-2	1,966	206	180	19	(2,783)	(292)	(637)	(67)
Class R-2E	925	97	101	11	(624)	(65)	402	43
Class R-3	2,855	299	570	60	(3,052)	(321)	373	38
Class R-4	2,133	224	242	25	(1,222)	(128)	1,153	121
Class R-5E	1,299	136	189	20	(2,448)	(257)	(960)	(101)
Class R-5	760	80	53	6	(1,054)	(111)	(241)	(25)
Class R-6	52,938	5,574	6,920	726	(48,968)	(5,144)	10,890	1,156
Total net increase (decrease)	$378,199	39,682	$82,904	8,701	$(469,129)	(49,243)	$(8,026)	(860)
Refer to the end of the table(s) for footnote(s).

29	American Funds Corporate Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
Class A	$160,510	16,904	$36,126	3,812	$(155,344)	(16,442)	$41,292	4,274
Class C	4,710	494	813	86	(9,518)	(1,008)	(3,995)	(428)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,123	224	958	101	(8,070)	(855)	(4,989)	(530)
Class F-2	164,615	17,408	23,363	2,465	(191,154)	(20,218)	(3,176)	(345)
Class F-3	78,908	8,327	11,296	1,192	(80,912)	(8,600)	9,292	919
Class 529-A	15,747	1,657	2,447	258	(13,565)	(1,435)	4,629	480
Class 529-C	1,232	129	90	9	(1,344)	(142)	(22)	(4)
Class 529-E	510	54	57	6	(600)	(63)	(33)	(3)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	4,113	434	481	51	(2,745)	(290)	1,849	195
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	405	43	46	5	(60)	(7)	391	41
Class R-2	1,227	130	193	20	(1,776)	(188)	(356)	(38)
Class R-2E	908	96	82	9	(377)	(40)	613	65
Class R-3	4,142	438	543	57	(3,660)	(387)	1,025	108
Class R-4	1,849	194	204	22	(1,560)	(166)	493	50
Class R-5E	1,974	209	228	24	(1,571)	(166)	631	67
Class R-5	558	59	37	4	(460)	(49)	135	14
Class R-6	53,940	5,725	5,475	578	(27,533)	(2,910)	31,882	3,393
Total net increase (decrease)	$497,471	52,525	$82,440	8,699	$(500,249)	(52,966)	$79,662	8,258
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $2,083,175,000 and $2,118,972,000, respectively, during the year ended May 31, 2026.

American Funds Corporate Bond Fund	30

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2026	$9.37	$.40	$.07	$.47	$(.40 )	$9.44	5.01%	$900	.69%	.69%	4.24%
5/31/2025	9.28	.40	.08	.48	(.39 )	9.37	5.26	875.71		.71	4.23
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	9.28	2.83	827.73		.72	3.99
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	9.37	(1.77)	781.70		.69	3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	9.83	(10.47)	862.82		.81	1.72
Class C:
5/31/2026	9.37	.33	.07	.40	(.33 )	9.44	4.24	18	1.43	1.43	3.50
5/31/2025	9.28	.34	.08	.42	(.33 )	9.37	4.49	21	1.44	1.44	3.49
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	9.28	2.09	25	1.46	1.45	3.25
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	9.37	(2.51)	28	1.45	1.44	2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	9.83	(11.10)	37	1.53	1.52	1.00
Class T:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.28 [5]	— [6]	.43 [5]	.43 [5]	4.50 [5]
5/31/2025	9.28	.43	.08	.51	(.42 )	9.37	5.54 [5]	— [6]	.43 [5]	.43 [5]	4.50 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	9.28	3.12 [5]	— [6]	.44 [5]	.44 [5]	4.27 [5]
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	9.37	(1.46)[5]	— [6]	.38 [5]	.37 [5]	3.39 [5]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	9.83	(10.22)[5]	— [6]	.54 [5]	.53 [5]	2.00 [5]
Class F-1:
5/31/2026	9.37	.40	.07	.47	(.40 )	9.44	5.01	15.70		.69	4.24
5/31/2025	9.28	.41	.08	.49	(.40 )	9.37	5.27	20.70		.70	4.24
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	9.28	2.86	24.71		.70	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	9.37	(1.77)	41.69		.68	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	9.83	(10.45)	39.80		.80	1.72
Class F-2:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.28	526.44		.43	4.50
5/31/2025	9.28	.43	.08	.51	(.42 )	9.37	5.55	519.43		.43	4.51
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	9.28	3.13	517.44		.43	4.26
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	9.37	(1.53)	617.44		.44	3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	9.83	(10.22)	584.54		.53	2.01
Class F-3:
5/31/2026	9.37	.43	.07	.50	(.43 )	9.44	5.40	215.32		.32	4.62
5/31/2025	9.28	.44	.08	.52	(.43 )	9.37	5.67	248.32		.32	4.62
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	9.28	3.25	237.32		.32	4.41
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	9.37	(1.41)	171.32		.32	3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	9.83	(10.11)	121.42		.42	2.11
Class 529-A:
5/31/2026	9.37	.39	.07	.46	(.39 )	9.44	4.99	62.71		.71	4.23
5/31/2025	9.28	.40	.08	.48	(.39 )	9.37	5.25	61.72		.72	4.22
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	9.28	2.82	56.74		.74	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	9.37	(1.81)	52.74		.73	3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	9.83	(10.47)	56.82		.81	1.72
Refer to the end of the table(s) for footnote(s).

31	American Funds Corporate Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2026	$9.37	$.32	$.07	$.39	$(.32 )	$9.44	4.19%	$3	1.48%	1.48%	3.46%
5/31/2025	9.28	.33	.08	.41	(.32 )	9.37	4.45	3	1.48	1.48	3.46
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	9.28	2.05	3	1.50	1.49	3.21
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	9.37	(2.56)	3	1.50	1.49	2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10 )	9.83	(11.15)	4	1.58	1.57	.94
Class 529-E:
5/31/2026	9.37	.37	.07	.44	(.37 )	9.44	4.78	1.91		.91	4.02
5/31/2025	9.28	.39	.08	.47	(.38 )	9.37	5.04	1.92		.91	4.03
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	9.28	2.64	1.92		.92	3.79
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	9.37	(2.00)	2.93		.92	2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17 )	9.83	(10.64)	2	1.02	1.01	1.51
Class 529-T:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.22 [5]	— [6]	.48 [5]	.48 [5]	4.45 [5]
5/31/2025	9.28	.43	.08	.51	(.42 )	9.37	5.48 [5]	— [6]	.49 [5]	.49 [5]	4.45 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	9.28	3.05 [5]	— [6]	.51 [5]	.51 [5]	4.20 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	9.37	(1.56)[5]	— [6]	.47 [5]	.46 [5]	3.30 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	9.83	(10.26)[5]	— [6]	.58 [5]	.58 [5]	1.96 [5]
Class 529-F-1:
5/31/2026	9.37	.41	.07	.48	(.41 )	9.44	5.22 [5]	— [6]	.49 [5]	.49 [5]	4.44 [5]
5/31/2025	9.28	.42	.08	.50	(.41 )	9.37	5.48 [5]	— [6]	.48 [5]	.48 [5]	4.45 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	9.28	3.07 [5]	— [6]	.49 [5]	.49 [5]	4.22 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	9.37	(1.57)[5]	— [6]	.49 [5]	.48 [5]	3.28 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	9.83	(10.28)[5]	— [6]	.61 [5]	.60 [5]	1.93 [5]
Class 529-F-2:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.30	13.42		.42	4.52
5/31/2025	9.28	.43	.08	.51	(.42 )	9.37	5.56	12.42		.42	4.53
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	9.28	3.14	10.43		.43	4.29
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	9.37	(1.50)	8.42		.41	3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	9.83	(10.21)	9.53		.52	2.02
Class 529-F-3:
5/31/2026	9.37	.43	.07	.50	(.43 )	9.44	5.36	— [6]	.36	.35	4.57
5/31/2025	9.28	.44	.08	.52	(.43 )	9.37	5.61	— [6]	.36	.36	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	9.28	3.20	— [6]	.36	.36	4.35
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	9.37	(1.45)	— [6]	.37	.36	3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	9.83	(10.17)	— [6]	.48	.48	2.05
Class R-1:
5/31/2026	9.37	.33	.07	.40	(.33 )	9.44	4.26	2	1.41	1.41	3.53
5/31/2025	9.28	.34	.08	.42	(.33 )	9.37	4.53	1	1.41	1.41	3.55
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	9.28	2.13	1	1.42	1.41	3.31
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	9.37	(2.49)	1	1.43	1.42	2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	9.83	(11.08)	1	1.50	1.50	1.03
Refer to the end of the table(s) for footnote(s).

American Funds Corporate Bond Fund	32

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2026	$9.37	$.33	$.07	$.40	$(.33 )	$9.44	4.27%	$5	1.40%	1.40%	3.54%
5/31/2025	9.28	.34	.08	.42	(.33 )	9.37	4.53	6	1.40	1.40	3.54
5/31/2024	9.37	.31	(.11 )	.20	(.29 )	9.28	2.15	6	1.40	1.40	3.31
5/31/2023	9.83	.23	(.47 )	(.24 )	(.22 )	9.37	(2.46)	6	1.40	1.39	2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	9.83	(11.08)	6	1.50	1.49	1.04
Class R-2E:
5/31/2026	9.37	.36	.07	.43	(.36 )	9.44	4.57	3	1.12	1.11	3.83
5/31/2025	9.28	.37	.08	.45	(.36 )	9.37	4.83	2	1.12	1.11	3.84
5/31/2024	9.37	.33	(.11 )	.22	(.31 )	9.28	2.44	2	1.12	1.12	3.62
5/31/2023	9.83	.25	(.47 )	(.22 )	(.24 )	9.37	(2.19)	2	1.13	1.12	2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14 )	9.83	(10.84)	1	1.23	1.23	1.30
Class R-3:
5/31/2026	9.37	.37	.07	.44	(.37 )	9.44	4.74	15.95		.95	3.98
5/31/2025	9.28	.38	.08	.46	(.37 )	9.37	5.00	14.95		.95	3.99
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	9.28	2.60	13.96		.95	3.77
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	9.37	(2.04)	11.97		.96	2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16 )	9.83	(10.69)	11	1.07	1.06	1.47
Class R-4:
5/31/2026	9.37	.40	.07	.47	(.40 )	9.44	5.04	6.66		.66	4.27
5/31/2025	9.28	.41	.08	.49	(.40 )	9.37	5.31	5.66		.66	4.29
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	9.28	2.90	4.66		.66	4.05
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	9.37	(1.74)	4.67		.66	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	9.83	(10.43)	4.77		.77	1.75
Class R-5E:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.23	4.48		.48	4.46
5/31/2025	9.28	.43	.08	.51	(.42 )	9.37	5.51	5.47		.47	4.47
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	9.28	3.10	5.47		.47	4.27
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	9.37	(1.55)	3.47		.46	3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	9.83	(10.25)	3.57		.56	2.01
Class R-5:
5/31/2026	9.37	.42	.07	.49	(.42 )	9.44	5.26	1.46		.45	4.48
5/31/2025	9.28	.44	.08	.52	(.43 )	9.37	5.61	1.37		.37	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	9.28	3.20	1.37		.37	4.34
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	9.37	(1.45)	1.37		.36	3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	9.83	(10.17)	1.49		.48	2.02
Class R-6:
5/31/2026	9.37	.43	.07	.50	(.43 )	9.44	5.40	149.32		.32	4.62
5/31/2025	9.28	.44	.08	.52	(.43 )	9.37	5.67	137.32		.32	4.64
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	9.28	3.25	104.32		.32	4.44
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	9.37	(1.41)	58.32		.32	3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	9.83	(10.12)	27.42		.42	2.13
Refer to the end of the table(s) for footnote(s).

33	American Funds Corporate Bond Fund

Financial highlights (continued)

	Year ended May 31,
	2026[8]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[7]	226%	216%	191%	181%	118%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Corporate Bond Fund (the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026, and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

35	American Funds Corporate Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2026:
Qualified dividend income	$397,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$10,080,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

36

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
205,361,704
Total shares voting on November 25, 2025:
172,449,065 (84.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	136,198,847	79.0%	36,250,218	21.0%
Pramod Atluri	168,068,604	97.5%	4,380,461	2.5%
Francisco G. Cigarroa	168,228,049	97.6%	4,221,016	2.4%
Nariman Farvardin	167,964,375	97.4%	4,484,690	2.6%
Jennifer C. Feikin	168,774,396	97.9%	3,674,669	2.1%
Leslie Stone Heisz	168,764,763	97.9%	3,684,302	2.1%
Merit E. Janow	168,346,727	97.6%	4,102,338	2.4%
Martin E. Koehler	168,185,439	97.5%	4,263,626	2.5%
Benjamin R. Miller	168,402,015	97.7%	4,047,050	2.3%
Josette Sheeran	168,835,417	97.9%	3,613,648	2.1%
Margaret Spellings	168,909,234	97.9%	3,539,831	2.1%
Alexandra Trower	168,729,589	97.8%	3,719,476	2.2%
Paul S. Williams	168,339,368	97.6%	4,109,697	2.4%
Courtney K. Wolf	168,806,918	97.9%	3,642,147	2.1%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

37	American Funds Corporate Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Corporate Bond Fund	38

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

39	American Funds Corporate Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Corporate Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2026